Contingencies and Commitments - Summary of Total Future Aggregate Minimum Operating Lease Payments Under Non-cancellable Operating Leases and Other Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 49,688	¥ 60,184
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	19,131	17,191
Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	29,580	41,490
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	977	¥ 1,503
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	3,893
Land and buildings [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	1,263
Land and buildings [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	2,533
Land and buildings [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	97
Equipment 1 [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	35,157
Equipment 1 [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	13,615
Equipment 1 [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	20,662
Equipment 1 [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	880
Ancillary facilities [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	10,638
Ancillary facilities [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	4,253
Ancillary facilities [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 6,385